Income Tax Provision - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%
State income taxes, net of federal benefit	4.74%	4.74%
Non-controlling interest	(0.82%)	(4.20%)
Common stock issued for services	(0.82%)	(6.35%)
Change in fair value of derivative liability and gain on extinguishment of convertible notes	1.16%	4.39%
Amortization of debt discount	(0.13%)	(2.60%)
Loss on investments	(2.96%)
Other	0.00%	(1.26%)
Change in valuation allowance	(26.64%)	(29.62%)
Income Taxes Provision (Benefit)	4.47%	(13.90%)